Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

SEPA Consents

As previously discussed in Footnote 1, the Company entered into a SEPA with YA II PN, LTD on August 12, 2024. In accordance with the terms of the SEPA, YA has agreed to purchase up to $25 million in aggregate gross purchase price of newly issued fully paid shares of the Company’s common stock from time to time subject to the limits and the conditions of the SEPA. Access to the SEPA is subject to a number of conditions precedent including the filing and effectiveness of a registration statement on Form S-1 covering the resale of the shares purchased under the SEPA (the “Registration Statement”), and various consents from the Company’s outstanding convertible noteholders (the “Noteholders”) and the holder (the “Series B Holder”) of the Company’s outstanding Series B Convertible Preferred Stock (the “Series B Stock”). The Company has entered into the following transactions on October 1, 2024, with the Noteholders and the Series B Holder as described below, satisfying the conditions precedent related to third parties to access the SEPA. Access to the SEPA remains subject to effectiveness of the Registration Statement, which the Company anticipates filing with the Securities and Exchange Commission, and other customary conditions.

Agreements with Convertible Noteholders

Master Consent Agreement

The Company entered into a Consent, Waiver, and Mutual Release Agreement (the “Master Consent”) on October 1, 2024 with the Noteholders that are parties to a Securities Purchase Agreement, dated October 25, 2021, as amended (the “SPA”), pursuant to which, among other things, the Company has issued convertible notes to various institutional investors (together with their respective agents, the “Purchasers”). The Master Consent provides the following from the Purchasers:

●	consent to the Company’s entry into the SEPA and the Payment Agreements (as described below);
●	waiver of any rights of first refusal or participation rights in connection with the SEPA;
●	standstill of the rights to exercise certain $0.01 warrants pursuant to the SPA;
●	the right to prepay the convertible notes with a 20% premium;
●	termination of the SPA and related agreements upon the full payoff of the convertible notes; and
●	mutual limited release of claims between the Purchasers and the Company.

In return for these consents, the Company agreed to pay the Purchaser agents a $750 thousand waiver fee and to prepay to the Purchasers the 20% premium for the prepayment of the Notes of approximately $625 thousand.

Payment Agreements

The Company entered into payment agreements with the Purchasers in connection with the SEPA (the “Payment Agreements”), pursuant to which the Company and the Purchasers agreed to permit the full or partial prepayment of any outstanding convertible note balances held by the Purchasers at any time with five business days’ notice.

Assignment and Assumption Agreements

Soluna AL CloudCo, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“CloudCo”), Soluna Cloud, Inc, an indirect wholly-owned subsidiary of the Company (“Soluna Cloud”) and the Company have entered into assignment and assumption agreements (the “Assignment Agreements”) on October 1, 2024 with one of the Purchasers and two other parties introduced by that Purchaser (together, the “Assignors”), with respect to an aggregate of $1.25 million of notes issued by CloudCo. Pursuant to the Assignment Agreements, the Company purchased such notes for a purchase price of $750 thousand, or 60% of face value.

Agreements with Series B Holder

The Company entered into Amendment No. 1 (the “Amendment”) on October 1, 2024 to the securities purchase agreement with the Series B Holder, pursuant to which the Series B Holder agreed to waive its right of first refusal and participation rights with respect to the SEPA, to modify its consent rights to future financings, and to limit warrant exercises and conversions in accordance with the terms of the Amendment. In return, the Company agreed to amend the conversion price of the Series B Stock from $135.25 to $5, to amend the exercise of price of outstanding warrants held by the Series B Holder to $0.01 per share, and to issue an additional 140,000 five-year warrants with an exercise price of $0.01 per share.

20. Subsequent Events

Convertible Debt Fourth Amendment Agreement

On February 28, 2024 the Company and the Purchasers entered into a Fourth Amendment Agreement to amend the Notes, SPA and related agreements (collectively, the “Transaction Documents”) to facilitate future financings by the Company by amending the Transaction Documents as follows:

The Company shall be permitted undertake at-the-market transactions in the future provided:

●	No Event of Default shall have occurred and be continuing under the Notes; and

●	The market price of the shares of common stock shall be at least the At-the-Market (“ATM”) Floor Price. ATM Floor Price means $10 per share initially, which is reduced to $8 per share six months after the ATM is effective and $6 per share 12 months after the after the effective date of the ATM.

In addition, the Company will be permitted to unilaterally extend the maturity date of the Notes for two 3-Month extensions if prior to the then in effect maturity date the Company gives notice to the Purchasers and increases the principal amount of the Notes on the date of each such extension by two percent (2%) the principal amount of the Notes outstanding on the date of this Agreement per each extension.

In consideration of the foregoing, the Company will:

●	Reduce the conversion price of the Notes to $3.78 per share;

●	The Purchasers will receive an aggregate of 850,000 three year warrants exercisable at $0.01 per share;

●	An aggregate of 320,005 warrants held by the Purchasers will have the exercise price reduced to $3.78 per share (the “$3.78 Warrants”);

●	An aggregate of 478,951 warrants held by the Purchasers will have the exercise price reduced to $6.00 per share (the “Repriced Warrants”). For every one Repriced Warrant exercised by a Purchaser, such Purchaser shall receive 1.36 new five year warrants with an exercise price of $0.01, 1.6 new five year warrants with an exercise price of $4.20, and 1.6 new five year warrants with an exercise price of $5.70.

Pursuant to additional agreements with holders of another 51,618 outstanding warrants, similar adjustments with those warrants, resulting in a total adjustment to 530,569 warrants.

Because the foregoing will result in the issuance of more than 20% of the Company’s outstanding shares, the foregoing is subject to stockholder approval at the Company’s annual meeting of shareholders, to be held not later than May 30, 2024. Until such shareholder approval is obtained, the Company may not prepay any amount of the Notes which would reduce the aggregate principal amount thereof below $5 million.